Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001819928
Registrant Name	DoubleVerify Holdings, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES